UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Total current liabilities	¥ 384,528	$ 53,679	¥ 337,062
Total non-current liabilities	56,309	7,860	69,348
VIE
Total current liabilities	375,164	52,371	328,237
Total non-current liabilities	¥ 56,254	$ 7,853	¥ 69,292
Class A ordinary shares
Ordinary shares par value (in dollar per share) | $ / shares		$ 0.0001
Ordinary shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Ordinary shares issued (in shares)	890,653,509	890,653,509	890,653,509
Ordinary shares outstanding (in shares)	890,653,509	890,653,509	890,653,509
Class B ordinary shares
Ordinary shares authorized (in shares)	6,296,630	6,296,630	6,296,630
Ordinary shares issued (in shares)	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding (in shares)	6,296,630	6,296,630	6,296,630
Undesignated ordinary shares
Ordinary shares authorized (in shares)	890,653,509	890,653,509	890,653,509
Ordinary shares issued (in shares)	0	0	0
Ordinary shares outstanding (in shares)	0	0	0